Condensed Combined and Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Mar. 31, 2018		Sep. 30, 2019		Sep. 30, 2018		Mar. 31, 2019
Operating expenses:
Research and development (includes share-based compensation expense)	$ 33,815,863	[1]	$ 28,806,867	[2]	$ 10,080,112	[2]	$ 25,733,274	[1]
General and administrative (includes share-based compensation expense)	369,279	[3]	5,747,593	[4]	528,175	[4]	2,691,946	[3]
Total operating expenses	34,185,142		34,554,460		10,608,287		28,425,220
Interest expense			249,315
Other expense/(income), net			(318,806)		106,092		155,480
Loss before provision for income taxes	(34,185,142)		(34,484,969)		(10,714,379)		(28,580,700)
Income tax expense			56,005		3,985		18,724
Net loss	$ (34,185,142)		$ (34,540,974)		$ (10,718,364)		$ (28,599,424)
Net loss per common share - basic and diluted	$ (3.42)		$ (0.44)		$ (0.77)		$ (0.63)
Weighted average common shares outstanding - basic and diluted	10,000,000		78,906,250		13,907,104		45,333,048

[1]	Includes $843,773 and $3,582,269 of costs allocated from Roivant Sciences Ltd. during the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.
[2]	Includes $2,734,441 and $152,435 of costs allocated from Roivant Sciences Ltd. for the six months ended September 30, 2018 and 2019, respectively.
[3]	Includes $369,279 and $1,179,789 of costs allocated from Roivant Sciences Ltd. during the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.
[4]	Includes $292,723 and $513,995 of costs allocated from Roivant Sciences Ltd. for the six months ended September 30, 2018 and 2019, respectively.